                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07562

Morgan Stanley New York Quality Municipal Securities
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2004

Date of reporting period: April 30, 2004


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley New York Quality Municipal Securities performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Trust's financial statements and a list of Trust investments.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Trust will achieve its investment objective. The Trust is subject to market risk, which is the possibility that market values of securities owned by the Trust will decline and, therefore, the value of the Trust's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Trust.

FUND REPORT

For the six-month period ended April 30, 2004

MARKET CONDITIONS


The U.S. economy continued to show improvement over the six-month period under review. On the positive side, gross domestic product growth topped 4 percent in both quarters. While strength in output has historically led to higher interest rates, yields remained stubbornly low across the curve. These yields reflected low levels of observed inflation in the economy and gradual improvement in employment. The Federal Open Market Committee maintained its accommodative monetary policy.

Surprising job growth in March, combined with escalating oil prices, led investors to anticipate that the Fed would raise interest rates sooner rather than later. Yet at its April meeting, the Federal Reserve did not change its short-term lending rate but did signal a prospective shift in policy. As a result, bond yields spiked across sectors and maturities.

The supply of new municipal bonds in calendar 2003 reached record levels as municipalities took advantage of historically low interest rates. Many cities and states reduced expenditures by refinancing existing debt at lower yields. In other cases, municipalities attempted to meet budget needs by issuing additional debt. Then in the first months of 2004 bond sales began to slow.

Low interest rates also had an impact on the demand for municipal bonds. Retail and mutual fund activity slowed as holders of municipal bonds saw little reason to sell bonds purchased at higher yields and reinvest at historically low yields. However, insurance companies and hedge funds purchased municipal bonds based on their attractiveness relative to taxable securities. Additionally, investors stretched for yield by buying lower-rated bonds, causing credit spreads to tighten.

The New York economy continued to improve in the first four months of 2004, led by the important financial services sector and a resurgence of tourism. The state continued to be among the nation's largest issuers of municipals.

PERFORMANCE ANALYSIS


The net asset value (NAV) of Morgan Stanley New York Quality Municipal Securities (IQN) decreased from $15.00 to $14.81 per share for the six-month period ended April 30, 2004. Based on this change plus reinvestment of tax-free dividends totaling $0.405 per share and long-term capital gains of $0.001 per share, the Trust's total NAV return was 1.73 percent. The Trust's value on the New York Stock Exchange (NYSE) decreased from $13.38 to $13.00 per share during the same period. Based on this change plus reinvestment of dividends and distributions, the Trust's total market return was 0.04 percent. On April 30, 2004, IQN's NYSE market price was at a 12.22 percent discount to its NAV. Past performance is no guarantee of future results.

Monthly dividends for the second quarter of 2004, declared in March, were unchanged at $0.0675 per share. The dividend reflects the level of the Trust's undistributed net investment income and projected earnings power. The Trust's level of undistributed net investment income was $0.115 per share on April 30, 2004, versus $0.140 per share six months earlier.

The Trust's duration* was targeted to be shorter than its benchmark index. The duration, adjusted for leverage, was 11.8 years. Treasury futures were sold to reduce interest-rate exposure without raising the level of cash in the portfolio. We maintained an average tax-exempt bond maturity objective of 20 years to take advantage of the steepness of the municipal yield curve. Revenue bonds in sectors with reliable income streams from essential services such as municipal electric, transportation and water systems sewer were emphasized. The Trust's net assets, including preferred shares, of nearly $90 million were diversified across 36 credits in 13 long-term sectors.

As discussed in previous reports, the total income available for distribution to holders of common shares includes incremental income provided by the Trust's outstanding Auction Rate Preferred Shares (ARPS). ARPS dividends reflect prevailing short-term interest rates on maturities ranging from one week to two years. Incremental income to holders of common shares depends on two factors: the amount of ARPS outstanding, and the spread between the portfolio's cost yield and its ARPS auction rate and expenses. The greater the spread and the higher the amount of ARPS outstanding, the greater the amount of incremental income available for distribution to holders of common shares. The level of net investment income available for distribution to holders of common shares varies with the level of short-term interest rates. ARPS leverage also increases the price volatility of common shares and has the effect of extending portfolio duration.

During the six-month period under review, ARPS leverage contributed approximately $0.06 per share to common-share earnings. The Trust has two ARPS series totaling $24 million and representing 27 percent of net assets including preferred shares. The series is currently in two-year auction modes with maturities ranging from June 2005 to January 2006. The yields ranged from 1.19 to 2.65 percent. The latest auction of $13 million Series 1 ARPS in January received a rate of 1.70 percent.

The Trust's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Trust may also utilize procedures to reduce or eliminate the amount of outstanding ARPS, including their purchase in the open market or in privately negotiated transactions.
----------------------------------------------------
* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, Trusts with shorter durations perform better in rising-interest-rate environments, while Trusts with longer durations perform better when rates decline.

   LARGEST SECTORS
   Hospital                                            19.0%
   Transportation                                      18.6%
   Other                                               13.5%
   Water & Sewer                                       10.7%
   Public Facilities                                    9.4%

   LONG-TERM CREDIT ANALYSIS
   Aaa/AAA                                             49.2%
   Aa/AA                                               33.2%
   A/A                                                 12.9%
   Baa/BBB                                              4.7%

Data as of April 30. Subject to change daily. All percentages are as a percentage of long-term investments. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

DISTRIBUTION BY MATURITY
(% of Long-Term Portfolio) As of April 30, 2004


(BAR CHART)
WEIGHTED AVERAGE MATURITY: 19 YEARS

1-5                                                                                0
5-10                                                                              11
10-20                                                                             60
20-30                                                                             27
30+                                                                                2

Portfolio structure is subject to change.

CALL AND COST (BOOK) YIELD STRUCTURE

(Based on Long-Term Portfolio) As of April 30, 2004


(BAR CHART)
YEARS BONDS CALLABLE -- WEIGHTED AVERAGE CALL PROTECTION: 8 YEARS

2004(a)                                                                           14
2005                                                                               1
2006                                                                               3
2007                                                                               0
2008                                                                               5
2009                                                                               0
2010                                                                               3
2011                                                                               3
2012                                                                              13
2013                                                                              35
2014+                                                                             23

COST (BOOK) YIELD(B) -- WEIGHTED AVERAGE BOOK YIELD: 4.9%

2004(a)                                                                           5.6
2005                                                                              6.1
2006                                                                              5.9
2007                                                                                0
2008                                                                              5.8
2009                                                                                0
2010                                                                              5.8
2011                                                                              4.4
2012                                                                              4.7
2013                                                                              4.7
2014+                                                                             4.6

(a)  May include issues callable in previous years.

(b) Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before the Trust's operating expenses. For example, the Trust is earning a book yield of 5.6% on 14% of the long-term portfolio that is callable in 2004.

    Portfolio structure is subject to change.

Morgan Stanley New York Quality Municipal Securities
PORTFOLIO OF INVESTMENTS - APRIL 30, 2004 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            New York Tax-Exempt Municipal Bonds (131.5%)
            General Obligation (1.6%)
$  1,000    Puerto Rico, Public Impr Refg Ser 1999....................   5.25%   07/01/16   $  1,074,970
                                                                                            ------------
--------
            Educational Facilities Revenue (6.4%)
            New York State Dormitory Authority,
   1,000      Fordham University Ser 2002 (FGIC)......................   5.00    07/01/21      1,028,640
   1,000      Fordham University Ser 2002 (FGIC)......................   5.00    07/01/22      1,023,160
   2,000      Personal Income Tax Education Ser 2003 A................   5.375   03/15/20      2,138,100
                                                                                            ------------
--------
                                                                                               4,189,900
   4,000
                                                                                            ------------
--------
            Electric Revenue (7.9%)
            Long Island Power Authority,
   3,000      Ser 2003 B..............................................   5.25    06/01/14      3,191,970
   1,000      Ser 1998 A (FSA)........................................   5.125   12/01/22      1,025,790
   1,000    Puerto Rico Electric Power Authority, Power Ser DD
              (FSA)...................................................   4.50    07/01/19        998,310
                                                                                            ------------
--------
                                                                                               5,216,070
   5,000
                                                                                            ------------
--------
            Hospital Revenue (25.0%)
   2,000    New York City Health & Hospitals Corporation, Health 2003
              Ser A (Ambac)...........................................  5.25++   02/15/21      2,102,600
            New York State Dormitory Authority,
   4,000      Memorial Sloan-Kettering Cancer Center 2003 Ser I.......   5.00    07/01/34      3,914,920
   1,690      Rochester General Hospital FHA Insured Mtge Ser 1993....   5.70    08/01/33      1,728,245
   1,000      Wintrop South Nassau University Health Ser 2003 B.......   5.50    07/01/23      1,021,950
            New York State Medical Care Facilities Finance Agency,
   1,520      Hospital & Nursing Home - FHA Insured Mtge 1993 Ser B...   5.50    02/15/22      1,554,154
   4,000      Presbyterian Hospital - FHA Insured Mtge Ser 1994 A.....   5.25    08/15/14      4,054,800
   2,000      St Lukes - Roosevelt Hospital - FHA Insured Mtge Ser
              A.......................................................   5.625   08/15/18      2,069,600
                                                                                            ------------
--------
                                                                                              16,446,269
  16,210
                                                                                            ------------
--------
            Industrial Development/Pollution Control Revenue (7.4%)
            New York State Energy Research & Development Authority,
   1,500      Brooklyn Union Gas Co 1991 Ser D........................  11.387++ 04/01/20      1,859,190
   3,000      New York State Electric & Gas Co Ser B (AMT)............   5.95    12/01/27      3,004,980
                                                                                            ------------
--------
                                                                                               4,864,170
   4,500
                                                                                            ------------
--------
            Mortgage Revenue - Multi-Family (4.0%)
   2,535    New York State Housing Finance Agency, 1996 Ser A Refg
              (FSA)...................................................   6.10    11/01/15      2,655,438
                                                                                            ------------
--------
            Mortgage Revenue - Single Family (2.4%)
   1,500    New York State Mortgage Agency, 27th Ser (AMT)............   5.875   04/01/30      1,588,335
                                                                                            ------------
--------
            Nursing & Health Related Facilities Revenue (1.5%)
   1,000    New York State Dormitory Authority, Department of Health
--------      Ser 2004................................................   5.00    07/01/23        998,100
                                                                                            ------------

                                                                               7
                       See Notes to Financial Statements

Morgan Stanley New York Quality Municipal Securities
PORTFOLIO OF INVESTMENTS - APRIL 30, 2004 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Public Facilities Revenue (12.3%)
$  1,000    Empire State Development Corporation, Personal Income Tax
              Ser 2002 C-1 (FGIC).....................................   5.50%   03/15/20   $  1,085,020
   1,000    New York City Cultural Resource Trust, Wildlife
              Conservation Society Ser 2004 (FGIC)....................   5.00    02/01/34      1,003,290
            New York State Dormitory Authority,
   3,000      Court Facilities New York City Ser 2003 A...............   5.375   05/15/21      3,130,860
   1,795      New York School Districts Ser 2003 A....................   5.25    07/01/20      1,900,025
   1,000      New York School Districts 2002 Ser D (MBIA).............   5.00    10/01/30      1,001,660
                                                                                            ------------
--------
                                                                                               8,120,855
   7,795
                                                                                            ------------
--------
            Transportation Facilities Revenue (24.5%)
   1,000    Buffalo & Fort Erie Public Bridge Authority, Toll Bridge
              Ser 1995 (MBIA).........................................   5.75    01/01/25      1,030,490
            Metropolitan Transportation Authority,
   2,000      Dedicated Tax Ser 2002 A (FSA)..........................   5.25    11/15/24      2,075,900
   4,000      Transportation Ser 2003 A (FSA).........................   5.00    11/15/25      4,043,801
            New York State Thruway Authority,
   1,000      Local Hwy & Bridge Ser 2000 A (FSA).....................   5.75    04/01/17      1,110,080
   2,500      Personal Income Tax Transportation Ser 2003 A (MBIA)....   5.00    03/15/21      2,576,650
   1,915    Port Authority of New York & New Jersey, Cons 135th Ser
              (XLCA)..................................................   5.00    09/15/29      1,919,136
   1,500    Triborough Bridge & Tunnel Authority, Ser 2003 A
              (Ambac).................................................   5.00    11/15/28      1,504,485
   2,000    Puerto Rico Highway & Transportation Authority, Ser 1998
              A.......................................................   4.75    07/01/38      1,861,260
                                                                                            ------------
--------
                                                                                              16,121,802
  15,915
                                                                                            ------------
--------
            Water & Sewer Revenue (14.1%)
            New York City Municipal Water Finance Authority,
   2,000      2003 Ser A..............................................   5.375   06/15/18      2,142,480
   5,000      2004 Ser C..............................................   5.00    06/15/22      5,113,400
   1,940    New York State Environmental Facilities Corporation, Clean
              Water Ser 2003 B........................................   5.00    12/15/22      1,988,713
                                                                                            ------------
--------
                                                                                               9,244,593
   8,940
                                                                                            ------------
--------

8
                       See Notes to Financial Statements

Morgan Stanley New York Quality Municipal Securities
PORTFOLIO OF INVESTMENTS - APRIL 30, 2004 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Other Revenue (17.8%)
$  2,000    Battery Park City Authority, Ser 2003A....................   5.00%   11/01/24   $  2,031,000
   1,250    Nassau County Interim Finance Authority, Sales Tax Ser A
              (Ambac).................................................   4.75    11/15/23      1,233,525
            New York City Transitional Finance Authority,
   1,000      2004 Ser C..............................................   5.00    02/01/21      1,032,270
   1,000      Refg 2003 Ser D (MBIA)..................................   5.25    02/01/21      1,056,290
   3,000      2004 Ser B..............................................   5.00    08/01/23      3,047,550
   2,000      Refg 2003 Ser A.........................................   5.50#   11/01/26      2,210,480
   1,000    Tobacco Settlement Financing Corporation, State
              Contingency Ser C 2003 C-1..............................   5.50    06/01/21      1,055,910
                                                                                            ------------
--------
                                                                                              11,667,025
  11,250
                                                                                            ------------
--------
            Refunded (6.6%)
   2,000    New York State Dormitory Authority, State University Ser
              2002....................................................  5.375+   07/01/12      2,231,240
   2,000    Triborough Bridge & Tunnel Authority, Ser 1993 B (ETM)....   5.00    01/01/20      2,121,180
                                                                                            ------------
--------
                                                                                               4,352,420
   4,000
                                                                                            ------------
--------
  83,645    Total New York Tax-Exempt Municipal Bonds (Cost $85,554,809).................     86,539,947
                                                                                            ------------
--------
            New York Short-Term Tax-Exempt Municipal Obligations (2.7%)
   1,590    New York City Transitional Finance Authority 2003, Subser
              C4 (Demand 05/03/04)....................................   1.06*   08/01/31      1,590,000
     200    New York State Dormitory Authority, Oxford University
              Press Ser 1993 (Demand 05/03/04)........................   1.08*   07/01/25        200,000
                                                                                            ------------
--------
   1,790    Total New York Short-Term Tax-Exempt Municipal Obligations (Cost
            $1,790,000)..................................................................      1,790,000
                                                                                            ------------
--------

$ 85,435    Total Investments (Cost $87,344,809) (a) (b).......................   134.2%      88,329,947
========
            Other Assets in Excess of Liabilities..............................     2.3        1,497,235
            Preferred Shares of Beneficial Interest............................  (36.5)      (24,029,323)
                                                                                  -----     ------------
            Net Assets Applicable to Common Shareholders.......................   100.0%    $ 65,797,859
                                                                                  =====     ============

                                                                               9
                       See Notes to Financial Statements

Morgan Stanley New York Quality Municipal Securities
PORTFOLIO OF INVESTMENTS - APRIL 30, 2004 (UNAUDITED) continued

---------------------

Note: The categories of investment are shown as a percentage of net assets applicable to common shareholders.

   AMT      Alternative Minimum Tax.
   ETM      Escrowed to maturity.
   +        Prerefunded to call date shown.
   ++       A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to
            $13,000.
   *        Current coupon of variable rate demand obligation.
   #        Step up security; will convert to 14% on November 1, 2011.
   +++      Current coupon rate for inverse floating rate municipal
            obligation. This rate resets periodically as the auction
            rate on the related security changes. Positions in inverse floating rate municipal obligations have total value of
            $1,859,190 which represents 2.8% of net assets applicable to common shareholders.
   (a)      Securities have been designated as collateral in an amount equal to $591,850 in connection with open futures contracts.
   (b)      The aggregate cost for federal income tax purposes is
            $87,336,064. The aggregate gross unrealized appreciation is
            $1,893,020 and the aggregate gross unrealized depreciation is $899,137, resulting in net unrealized appreciation of
            $993,883.

Bond Insurance:
---------------
  Ambac     Ambac Assurance Corporation.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.
   XLCA     XL Capital Assurance Inc.

Futures Contracts Open at April 30, 2004:

NUMBER OF                   DESCRIPTION, DELIVERY      UNDERLYING FACE AMOUNT      UNREALIZED
CONTRACTS   LONG/SHORT         MONTH AND YEAR                 AT VALUE            APPRECIATION
---------   ----------   ---------------------------  ------------------------   --------------
    10         Short     U.S. Treasury Notes 10 Year        $(1,105,000)            $12,472
                                  June 2004

10
                       See Notes to Financial Statements

Morgan Stanley New York Quality Municipal Securities
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
April 30, 2004 (unaudited)

Assets:
Investments in securities, at value
  (cost $87,344,809)........................................  $88,329,947
Cash........................................................       34,331
Interest receivable.........................................    1,355,854
Prepaid expenses and other assets...........................      195,999
                                                              -----------
    Total Assets............................................   89,916,131
                                                              -----------
Liabilities:
Payable for:
    Investment management fee...............................       30,736
    Common shares of beneficial interest repurchased........       15,753
    Variation margin........................................        3,281
Accrued expenses and other payables.........................       39,179
                                                              -----------
    Total Liabilities.......................................       88,949
                                                              -----------
Preferred shares of beneficial interest (at liquidation
  value) (1,000,000 shares authorized of non-participating
  $.01 par value, 480 shares outstanding)...................   24,029,323
                                                              -----------
    Net Assets Applicable to Common Shareholders............  $65,797,859
                                                              ===========
Composition of Net Assets Applicable to Common Shareholders:
Common shares of beneficial interest (unlimited shares
  authorized of $.01 par value, 4,443,963 shares
  outstanding)..............................................  $63,838,124
Net unrealized appreciation.................................      997,610
Accumulated undistributed net investment income.............      510,207
Accumulated undistributed net realized gain.................      451,918
                                                              -----------
    Net Assets Applicable to Common Shareholders............  $65,797,859
                                                              ===========
Net Asset Value Per Common Share,
($65,797,859 divided by 4,443,963 common shares
outstanding)................................................       $14.81
                                                              ===========

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley New York Quality Municipal Securities
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended April 30, 2004 (unaudited)

Net Investment Income:
Interest Income.............................................  $ 2,192,984
                                                              -----------
Expenses
Investment management fee...................................      161,954
Auction commission fees.....................................       60,190
Professional fees...........................................       29,191
Transfer agent fees and expenses............................       12,822
Shareholder reports and notices.............................       12,123
Registration fees...........................................        8,007
Auction agent fees..........................................        7,208
Custodian fees..............................................        2,784
Trustees' fees and expenses.................................          842
Other.......................................................       10,513
                                                              -----------
    Total Expenses..........................................      305,634

Less: expense offset........................................       (2,776)
                                                              -----------
    Net Expenses............................................      302,858
                                                              -----------
    Net Investment Income...................................    1,890,126
                                                              -----------
Net Realized and Unrealized Gain (Loss):
Net realized gain...........................................      451,918
                                                              -----------
Net Change in Unrealized Appreciation/Depreciation on:
Investments.................................................   (1,267,414)
Futures contracts...........................................       12,472
                                                              -----------
    Net Depreciation........................................   (1,254,942)
                                                              -----------
    Net Loss................................................     (803,024)
                                                              -----------

Dividends to preferred shareholders from net investment
  income....................................................     (198,422)
                                                              -----------
Net Increase................................................  $   888,680
                                                              ===========

12
                       See Notes to Financial Statements

Morgan Stanley New York Quality Municipal Securities
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                               FOR THE SIX       FOR THE YEAR
                                                               MONTHS ENDED         ENDED
                                                              APRIL 30, 2004   OCTOBER 31, 2003
                                                              --------------   ----------------
                                                               (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................    $ 1,890,126      $ 4,037,747
Net realized gain...........................................        451,918        1,105,395
Net change in unrealized appreciation.......................     (1,254,942)      (1,473,147)
Dividends to preferred shareholders from net investment
  income....................................................       (198,422)        (463,715)
                                                                -----------      -----------
    Net Increase............................................        888,680        3,206,280
                                                                -----------      -----------
Dividends and Distributions to Common Shareholders from:
Net investment income.......................................     (1,813,388)      (3,690,650)
Net realized gain...........................................         (4,383)        --
                                                                -----------      -----------
    Total Dividends and Distributions.......................     (1,817,771)      (3,690,650)
                                                                -----------      -----------

Decrease from transactions in common shares of beneficial
  interest..................................................       (781,837)      (1,428,108)
                                                                -----------      -----------
    Net Decrease............................................     (1,710,928)      (1,912,478)
Net Assets Applicable to Common Shareholders:
Beginning of period.........................................     67,508,787       69,421,265
                                                                -----------      -----------
End of Period
(Including accumulated undistributed net investment income
of $510,207 and $631,891, respectively).....................    $65,797,859      $67,508,787
                                                                ===========      ===========

                                                                              13
                       See Notes to Financial Statements

Morgan Stanley New York Quality Municipal Securities
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2004 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley New York Quality Municipal Securities (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from federal, New York State and New York City income taxes. The Trust was organized as a Massachusetts business trust on March 3, 1993 and commenced operations on September 29, 1993.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Trust is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the

14
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Morgan Stanley New York Quality Municipal Securities
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2004 continued

applicable futures exchange. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Trust as unrealized gains and losses. Upon closing of the contract, the Trust realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Federal Income Tax Policy -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Trust pays the Investment Manager a management fee, calculated weekly and payable monthly, by applying the annual rate of 0.35% to the Trust's weekly net assets including preferred shares.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2004 aggregated $12,707,623 and $16,030,667, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Trust's transfer agent. At April 30, 2004, the Trust had transfer agent fees and expenses payable of approximately $3,100.

Effective April 1, 2004, the Trust began an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an

Morgan Stanley New York Quality Municipal Securities
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2004 continued

offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Trust.

4. Preferred Shares of Beneficial Interest

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The Trust has issued Series 1 and 2 Auction Rate Preferred Shares ("Preferred Shares") which have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

Dividends, which are cumulative, are reset through auction procedures.

                    AMOUNT IN             RESET         RANGE OF
SERIES    SHARES*   THOUSANDS*   RATE*     DATE     DIVIDEND RATES**
-------   -------   ----------   -----   --------   ----------------
   1        260      $13,000     1.70%   01/10/06    1.70 - 2.65%
   2        220       11,000     1.19    07/01/05        1.19

---------------------
    * As of April 30, 2004.

   ** For the six months ended April 30, 2004.

Subsequent to April 30, 2004 and up through June 4, 2004, the Trust paid dividends to Series 1 and 2 at rates ranging from 1.19% to 1.70%, in the aggregate amount of $29,323.

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

Morgan Stanley New York Quality Municipal Securities
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2004 continued

5. Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

                                                                                        CAPITAL
                                                                                        PAID IN
                                                                                       EXCESS OF
                                                               SHARES     PAR VALUE    PAR VALUE
                                                              ---------   ---------   -----------
Balance, October 31, 2002...................................  4,605,313    $46,053    $66,002,016
Treasury shares purchased and retired (weighted average
  discount 10.41%)*.........................................   (105,450)    (1,055)    (1,427,053)
                                                              ---------    -------    -----------
Balance, October 31, 2003...................................  4,499,863     44,998     64,574,963
Treasury shares purchased and retired (weighted average
  discount 8.83%)*..........................................    (55,900)      (559)      (781,278)
                                                              ---------    -------    -----------
Balance, April 30, 2004.....................................  4,443,963    $44,439    $63,793,685
                                                              =========    =======    ===========

---------------------
   * The Trustees have voted to retire the shares purchased.

6. Dividends to Common Shareholders

On March 30, 2004, the Trust declared the following dividends from net investment income:

 AMOUNT        RECORD
PER SHARE       DATE       PAYABLE DATE
---------   ------------   -------------
$0.0675..    May 7, 2004    May 21, 2004
$0.0675..   June 4, 2004   June 18, 2004

7. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Trust.

8. Risks Relating to Certain Financial Instruments

The Trust may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

To hedge against adverse interest rate changes, the Trust may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

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Morgan Stanley New York Quality Municipal Securities
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2004 continued

9. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of October 31, 2003, the Trust had temporary book/tax differences attributable to book amortization of discounts on debt securities and dividend payable.

Morgan Stanley New York Quality Municipal Securities
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

                                       FOR THE SIX                              FOR THE YEAR ENDED OCTOBER 31
                                       MONTHS ENDED          --------------------------------------------------------------------
                                      APRIL 30, 2004           2003           2002           2001           2000           1999
                                      --------------         --------       --------       --------       --------       --------
                                       (unaudited)
Selected Per Share Data:
Net asset value, beginning of
 period.............................       $15.00             $15.07         $14.88         $13.81        $ 13.03        $ 14.73
                                           ------             ------         ------         ------        -------        -------
Income (loss) from investment
 operations:
    Net investment income*..........         0.42               0.89           0.92           0.92           0.90           0.87
    Net realized and unrealized gain
    (loss)..........................        (0.18)             (0.09)          0.11           0.95           0.82          (1.69)
    Common share equivalent of
    dividends paid to preferred
    shareholders....................        (0.04)             (0.10)         (0.10)         (0.15)         (0.19)         (0.15)
                                           ------             ------         ------         ------        -------        -------
Total income (loss) from investment
 operations.........................         0.20               0.70           0.93           1.72           1.53          (0.97)
                                           ------             ------         ------         ------        -------        -------
Less dividends from net investment
 income.............................        (0.41)++           (0.81)         (0.78)         (0.69)         (0.77)         (0.75)
                                           ------             ------         ------         ------        -------        -------
Anti-dilutive effect of acquiring
 treasury shares*...................         0.02               0.04           0.04           0.04           0.02           0.02
                                           ------             ------         ------         ------        -------        -------
Net asset value, end of period......       $14.81             $15.00         $15.07         $14.88        $ 13.81        $ 13.03
                                           ======             ======         ======         ======        =======        =======
Market value, end of period.........       $13.00             $13.38         $13.29         $13.25        $11.813        $12.313
                                           ======             ======         ======         ======        =======        =======
Total Return+.......................         0.04%(1)           6.91%          6.25%         18.29%          2.07%         (7.39)%
Ratios to Average Net Assets of
Common Shareholders:
Total expenses (before expense
 offset)............................         0.89%(2)(3)        0.89%(3)       0.85%(3)       0.80%(3)       0.88%(3)       0.87%(3)
Net investment income before
 preferred stock dividends..........         5.51%(2)           5.86%          6.21%          6.37%          6.81%          6.13%
Preferred stock dividends...........         0.58%(2)           0.67%          0.68%          1.06%          1.45%          1.06%
Net investment income available to
 common shareholders................         4.93%(2)           5.19%          5.53%          5.31%          5.36%          5.07%
Supplemental Data:
Net assets applicable to common
 shareholders, end of period, in
 thousands..........................      $65,798            $67,509        $69,421        $70,731        $67,333        $65,004
Asset coverage on preferred shares
 at end of period...................          374%               381%           389%           395%           380%           371%
Portfolio turnover rate.............           14%(1)             38%            20%             9%             7%            13%

---------------------

     * The per share amounts were computed using an average number of shares outstanding during the period.
     + Total return is based upon the current market value on the last day of each period reported. Dividends are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
    ++ Includes capital gain distribution of less than $0.005 per share.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Does not reflect the effect of expense offset of 0.01%.

                                                                              19
                       See Notes to Financial Statements

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Trust without examination by the independent auditors and accordingly they do not express an opinion thereon.

Investments and services offered through Morgan Stanley DW Inc., member SIPC.

(c) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

                                                                  Morgan Stanley
                                                                New York Quality
                                                            Municipal Securities

Semiannual Report
April 30, 2004

[MORGAN STANLEY LOGO]

                                                     38583RPT-RA04-00258P-Y04/04

Item 2.  Code of Ethics.

Not applicable for semiannual reports.


Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6. [Reserved.]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.


Item 8. [Reserved.]


Item 9 - Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley New York Quality Municipal Securities

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 22, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 22, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 22, 2004

                                       3